OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2 0 1 4	2 0 1 3

Accrued salaries and fringe benefits	$6,905	$6,659
Accrued warranty costs (See B below)	2,356	2,402
Governmental institutions	1,431	1,783
Other	1,914	604
	$12,606	$11,448

Changes in the Product Warranty Accrual

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2014 and 2013:

	As of December 31,
	2 0 1 4	2 0 1 3

Balance as of beginning of year	$2,402	$1,994
Services provided under warranty	(2,428)	(2,086)
Changes in provision	2,382	2,494
Balance as of end of year	$2,356	$2,402